FAM Funds Investor Class Shares

                                  PROSPECTUS




                     VALUE FUND [LOGO] EQUITY-INCOME FUND

                                 May 1, 2007

   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
          Any representation to the contrary is a criminal offense.

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                              Table of Contents

Risk/Return Summary and Fund Expenses.......................................1
   Investment Objectives....................................................1
   Principal Investment Strategies..........................................1
   Principal Investment Risks...............................................1
   Who May Want to Invest?..................................................2
   Fund Performance.........................................................2
     Bar Charts.............................................................2
     Best Quarter/Worst Quarter.............................................3
     Performance Table......................................................3
   Fees and Expenses of the Funds...........................................4
     Expense Example........................................................5

Investment Objectives, Principal Investment Strategies, and Risks...........6
   Investment Objectives....................................................6
   Principal Investment Strategies..........................................6
   Principal Risks..........................................................7
   Other Investment Techniques..............................................7

Fund Management.............................................................8
   The Investment Advisor ..................................................8
   Portfolio Managers ......................................................8

Shareholder Information.....................................................9
   Pricing Fund Shares......................................................9
   Householding of Shareholder Mailings.....................................9
   Purchasing and Adding to Your Shares.....................................9
     Important Information About Procedures
      for Opening an Account...............................................10
     Account Minimums......................................................10
     Automatic Investment Plan.............................................11
     Wire Instructions.....................................................11
     IRA and Retirement Accounts...........................................12
     Purchases Through Selected Dealers....................................12
   Instructions for Redemption of Shares...................................12
     Definition of Good Order..............................................13
     Signature Guarantees..................................................13
     Systematic Withdrawal Plan............................................14
   Information on Distribution and Taxes...................................14
     Tax Information.......................................................15

Financial Highlights.......................................................17
   FAM Value Fund..........................................................17
   FAM Equity-Income Fund..................................................18

Privacy Policy.............................................................19

To Obtain Additional Information...........................................22

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Risk/Return Summary and Fund Expenses                                  [LOGO]


Investment Objectives

FAM Value Fund's investment objective is to maximize long-term total return on capital.

FAM Equity-Income Fund has the investment objective of providing current income, as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends. This Fund distributes its income on a quarterly basis.


Principal Investment Strategies

Fenimore Asset Management, Inc., ("Fenimore") the investment adviser to each Fund employs a `value approach' in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's `true business worth.' Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the `true business worth' nears the market price of the company's securities.

      Some of the securities in which the Funds invest are issued by smaller and newer companies which may not be well known to the general public or may not have strong institutional ownership or recognition. Before investing in these smaller companies (which generally have market capitalizations of between $300 million and $10 billion), Fenimore places considerable emphasis upon evaluating the company's management through personal conversations and/or meetings with company officials. Conversations and meetings of this type continue throughout Fenimore's interest in the company.

      Under normal market conditions, the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.


Principal Investment Risks

The principal risks of investing in the Funds are: stock market risk, stock selection risk, and small-cap risk.

Stock market risk refers to the fact that the value of stocks fluctuate in response to the activities of individual companies and to general stock market and economic conditions. As a result, the value of your investment in either Fund will fluctuate in response to stock market conditions and you could, therefore, lose money on your investment in a Fund or your investment in a Fund could underperform other investments.

Stock selection risk refers to the fact that Fenimore utilizes a `value approach' to stock selection, as discussed above, and there is risk that the stocks selected by Fenimore may not realize their intrinsic value, or their price may go down over time.

Small-cap risk refers to the fact that Fenimore often focuses on the stocks of smaller companies for certain of each Fund's investments. The stock prices of these small-cap companies can fluctuate more than the stocks of larger companies and they may not correspond to changes in the stock market in general.

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Risk/Return Summary and Fund Expenses                                  [LOGO]


Who May Want to Invest?

Consider investing in FAM Value Fund or FAM Equity-Income Fund if you:

   o are investing for long-term goals

   o want potential capital appreciation and are willing to accept higher risk associated with investing in stocks

   o want professional portfolio management

FAM Funds are not appropriate for anyone:

   o whose intention is to capitalize on short-term fluctuations, or who would sell their Fund shares due to short-term market fluctuations

   o seeking safety of principal

We discourage short-term speculators and market timers from investing in FAM Funds.

Excessive trading in and out of a fund may be harmful to existing shareholders by potentially increasing expenses as a result of disrupting portfolio management strategies. If you engage in frequent trading, your trading privileges may be suspended or terminated. As with all purchases into FAM Funds, we reserve the right to reject transactions which we deem may be harmful to existing shareholders.

As with all mutual funds, there is no guarantee that FAM Value Fund or FAM Equity-Income Fund will achieve its goals.


Fund Performance

The Performance Bar Charts below show the FAM Funds' Investor Class shares actual performance for each calendar year since 1997. It indicates risk by illustrating how much returns can differ from one year to the next. As always, keep in mind that a Fund's past performance (before and after taxes) is no indication of what future returns will be.


FAM VALUE FUND

1997            39.1%
1998             6.2%
1999            -4.8%
2000            19.2%
2001            15.1%
2002            -5.3%
2003            25.0%
2004            16.9%
2005             5.6%
2006             8.7%


FAM EQUITY-INCOME FUND

1997            26.9%
1998             4.7%
1999            -7.0%
2000            17.2%
2001            20.8%
2002            -2.3%
2003            20.3%
2004            14.0%
2005             5.8%
2006             6.6%

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Risk/Return Summary and Fund Expenses                                  [LOGO]


Best Quarter/Worst Quarter

A Fund can also experience performance swings, as shown in the following tables which show the best and worst calendar quarter returns for Investor Class shares during the years depicted in the chart.

FAM VALUE FUND
Best Quarter:    3rd Qtr. 1997      16.98%
Worst Quarter:   3rd Qtr. 1998     -15.18%

FAM EQUITY-INCOME FUND
Best Quarter:    2nd Qtr. 1999      13.20%
Worst Quarter:   1st Qtr. 1999     -10.65%


Performance Table

This table shows the risks of investing in the Funds by comparing how the Investor Class shares' average annual returns (before and after taxes) for the periods of one year, five years and ten years (as applicable) compare to those of the Russell 2000 Index. This index is the Funds' primary comparative index and is an unmanaged index that measures the performance of the 2,000 smallest of the 3,000 largest publicly traded companies based on total market capitalization.

                         AVERAGE ANNUAL TOTAL RETURN
                  (for the periods ending December 31, 2006)

                                FAM VALUE FUND

                                          1 YEAR       5 YEARS     10 YEARS

Return before taxes                        8.73%         9.67%       11.82%
Return after taxes on distributions*       7.60%         9.05%       10.69%
Return after taxes on distributions
  and sale of fund shares*                 6.40%         8.22%       10.02%
Russell 2000                              18.37%        11.39%        9.44%


                            FAM EQUITY-INCOME FUND

                                          1 YEAR       5 YEARS     10 YEARS

Return before taxes                        6.57%         8.61%       10.20%
Return after taxes on distributions*       5.17%         7.94%        9.14%
Return after taxes on distributions
  and sale of fund shares*                 5.04%         7.15%        8.40%
Russell 2000                              18.37%        11.39%        9.44%

*The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

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Risk/Return Summary and Fund Expenses                                  [LOGO]


Fees and Expenses of the Funds

This table describes the fees and expenses that you pay if you buy and hold Investor Class shares of the Funds.

                               SHAREHOLDER FEES
                  (fees paid directly from your investment)

                    FAM VALUE FUND FAM EQUITY-INCOME FUND

Maximum sales charge (load) on purchase          none              none
Maximum deferred sales charge (load)             none              none
Redemption fee                                   none*             none*

*Shareholders requesting redemption proceeds to be wired will incur an $8 wire fee.

                        ANNUAL FUND OPERATING EXPENSES
                (expenses that are deducted from Fund assets)
                         Year Ended December 31, 2006

                                       FAM VALUE FUND    FAM EQUITY-INCOME FUND

Management Fees(1)                          1.00%                1.00%
Distribution and Service (12b-1) Fees       none                 none
Other expenses(2)                           0.18%                0.28%
Acquired Fund Fees and Expenses(3)          0.20%                0.33%
Total annual fund operating expenses(4)     1.38%                1.61%

(1) FAM has entered into a voluntary agreement with FAM Value Fund and FAM Equity-Income Fund to limit the Management Fee for each of the Funds through December 31, 2007 to 0.95% of each respective Fund's average daily net assets in excess of $1 billion.

(2) FAM has entered for the current fiscal year into a contractual agreement with FAM Value Fund and FAM Equity-Income Fund to limit the total operating expenses of each Fund's Investor Class shares, respectively, to 1.28% and 1.40% of its average daily net assets. Each of these expense limitations are reviewed and agreed upon by the board's independent trustees. These expense limitations do not limit acquired fund fees and expenses.


(3) Acquired Fund Fees and Expenses are those expenses incurred indirectly by the Funds as a result of investments in shares of one or more investment companies or pooled investment vehicles (referred to as "Acquired Funds"). The costs associated with investments in the acquired funds are not direct costs paid by Fund Shareholders. The SEC rule provisions requiring this new disclosure are applicable to investment company filings due after January 2, 2007.

(4) The total annual Fund operating expenses, when excluding the Acquired Funds Fees and Expenses, for the Value Fund and the Equity-Income Fund were 1.18% and 1.28%, respectively, as reported in the Funds' audited financial statements. Total Annual Fund Operating Expenses for the Funds will not correlate to the ratio of expenses to average net assets shown in the Funds' most recent annual report and in the financial highlights contained in this prospectus because Acquired Fund Fees and Expenses are not required to be included in the calculation of the Funds' expenses as shown in its audited financial statements.

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Risk/Return Summary and Fund Expenses                                  [LOGO]

Use this table to compare fees and expenses of the Funds with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay and assumes the following:

   o a $10,000 investment

   o 5% annual return

   o redemption at the end of each period

   o no change in the Fund's operating expenses


   o the Fund's operating expenses used in calculating this table include "Acquired Fund Fees and Expenses" shown on the preceding table entitled "Annual Fund Operating Expenses."


   o reinvestment of dividends and capital gains

                          EXPENSE EXAMPLE

                     1       3       5      10
                   YEAR    YEARS   YEARS   YEARS

FAM Value
 Fund              $140    $437    $755   $1,657
FAM Equity-
 Income Fund       $164    $508    $876   $1,911

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

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Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Investment Objectives

FAM Value Fund seeks to maximize long-term total return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term capital appreciation by investing primarily in income-producing equity securities. This Fund distributes its income on a quarterly basis.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund's shareholders.


Principal Investment Strategies

Fenimore's investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore's long-term growth expectation.

      Under normal market conditions the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

      For temporary defensive purposes, the Funds may invest all of their assets in fixed-income securities. Generally, the Funds only intend to invest in fixed-income securities when, in Fenimore's opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

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Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Fund's investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

      The value of your investment will go up and down, which means that you could lose money. You should consider an investment in the FAM Funds as a long-term investment.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Other Investment Techniques

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. In addition, the Funds may invest in the shares of other investment companies and the Funds may also invest in the common stocks of real estate investment trusts. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds' Statement of Additional Information.

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Fund Management                                                        [LOGO]


The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., ('Fenimore'), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore's principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund's shareholder servicing agent and Fenimore Securities, Inc., each Fund's principal underwriter.


Portfolio Managers

Mr. Putnam co-manages both FAM Value Fund and FAM Equity-Income Fund.
The co-managers share equally in the day-to-day management of each respective Fund's investment portfolio.

     John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore as Investment Research Analyst and has been actively involved in research activities since he joined the firm in 1996.

     Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. He is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991.

      Additional information about the portfolio managers' compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.

     Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

      As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 1% per annum of the average daily market value of its net assets. A discussion regarding the basis for the Trustees' approval of the investment advisory contract is available in the Funds' Annual Report to Shareholders dated December 31, 2006.

     FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. This Code of Ethics complies in all material respects with the recommendations set forth in the 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

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Shareholder Information                                                [LOGO]


Pricing Fund Shares

The share price (also called "Net Asset Value" or NAV per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund's portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund's portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.


Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the Shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.


Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate fund. FAM does not accept third party checks. Please be sure to provide your Social Security or taxpayer identification number. Cash will not be accepted. Any applications received not following the above guidelines will be returned.

      The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the Net Asset Value (NAV) determined on your trade date.

      FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this Prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.

      All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

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Shareholder Information                                                [LOGO]


Important Information About Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.


Account Minimums

To begin an investment in FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50.

                         MINIMUM INITIAL INVESTMENTS

                                                                     FAM
                                             FAM VALUE FUND*    EQUITY-INCOME
                                                                     FUND*

To open a new account                            $500               $2,000
To open a new retirement account
 IRA, Roth IRA, SEP, SIMPLE Plan,
 Coverdell Education IRA, or 403(b)(7)           $100                 $500
To open a Uniform Transfer to Minors (UTMA)
 or Uniform Gift to Minors (UGMA) account        $500               $2,000
To open a new account through our
 Automatic Investment Program*                   $500               $2,000

*FAM's Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

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Shareholder Information                                                [LOGO]


Automatic Investment Plan

FAM Funds offer an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder's account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder's Fund account in case of returned items.
NOTE: Individual Retirement Account ("IRA") contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the fund.


Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 P.M. Eastern Time in order for the purchase to be made that same business day.


WIRE INSTRUCTIONS

VALUE FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 000 6565
FAM Value Fund
Fund Investment for:
(Name and/or Account Number)

EQUITY-INCOME FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 001 8610
FAM Equity-Income Fund
Fund Investment for:
(Name and/or Account Number)

If you wish to wire funds to an existing account, please use the same instructions listed above.

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Shareholder Information                                               [LOGO]


IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more Individual Retirement Accounts, or "IRAs", the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA account, which may be invested in Fund shares. U.S. Bank, is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA account may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, Coverdell Education IRAs, SEP-IRAs, SIMPLE Plans, 403(b)(7) Plans and Individual (k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

      Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

      No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, Coverdell Education IRA, SEP-IRA, SIMPLE Plan, 403(b)(7) Plan or Individual (k) Plan to another custodian or in the event of a mandatory distribution.


Purchases Through Selected Dealers

Certain Selected Dealers may effect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee accepts the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.

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Shareholder Information                                                [LOGO]


Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. FAM offers no telephone redemptions.

Definition of Good Order

Good order means that the written redemption request must include the following:

   1. The Fund account number, name, and Social Security or Tax I.D. number.

   2. The amount of the transaction (specified in dollars or shares).

   3. Signatures of all owners exactly as they are registered on the account.

   4. Signature guarantees are required if the value of shares being redeemed exceeds $25,000; or if payment is to be sent to an address other than the address of record; or if payment is to be made payable to a payee other than the shareholder; or if there has been an address change in the last 30 days.

   5. Certificates, if any are held, signed and containing a proper signature guarantee.

   6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

      Shareholders requesting redemption proceeds to be wired from FAM will incur a $8 wire fee.

      Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

      FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

      Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.

Shareholder Information                                                [LOGO]


Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from "eligible guarantor institutions."

      Eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

   o the value of shares being redeemed exceeds $25,000

   o payment is requested payable to a payee other than the shareholder of record

   o payment is to be sent to an address other than the address of record

   o an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

   o the shares are represented by a negotiable stock certificate

2. Transferring of Ownership and/or Account Name Changes


Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.


Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

      A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

Shareholder Information                                                [LOGO]


      Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividend and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the funds. Capital gains, if any, will be distributed in December.

      The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Tax Information

Curently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

      If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

      You will be notified in January each year, through our "Supplementary Tax Information" flyer, about the federal tax status of distributions made the previous year.

Shareholder Information                                                [LOGO]


      The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

      This tax discussion is meant only as a general summary. Because everyone's tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.


Frequent Trading Policy. The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders;
(b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.


Disclosure of Fund Portfolio Holdings. On a quarterly basis, the Funds disclose on their website, www.famfunds.com, each Fund's entire portfolio holdings and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter's information is made publicly available. A complete list of each Fund's portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information
(SAI).

Financial Highlights                                                   [LOGO]


The financial highlights provide information about each Fund's financial history and are expressed in one share outstanding throughout each fiscal year. Each table is part of the Fund's financial statements which are included in its annual report and are incorporated herein by reference from the Statement of Additional Information, which is available upon request. The total returns in the table represent the rate that an Investor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent registered public accounting firm, whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.


                   FAM VALUE FUND -- INVESTOR CLASS SHARES


                                                                 Years Ended December 31,
Per share information
(For a share outstanding throughout the year)    2006         2005        2004        2003       2002

Net asset value, beginning of year         $    48.00   $    46.65    $  41.15    $  33.69   $  36.17

Income from investment operations:
  Net investment income                          0.24+        0.39+       0.09+       0.10       0.11
  Net realized and unrealized
   gain (loss) on investments                    3.96         2.20        6.84        8.32      (2.04)

  Total from investment operations               4.20         2.59        6.93        8.42      (1.93)

Less distributions:
  Dividends from net investment income          (0.31)       (0.37)      (0.07)      (0.09)     (0.11)
  Distributions from net realized gains         (2.24)       (0.87)      (1.36)      (0.87)     (0.44)

  Total distributions                           (2.55)       (1.24)      (1.43)      (0.96)     (0.55)

Change in net asset value for the year           1.65         1.35        5.50        7.46      (2.48)

Net asset value, end of year               $    49.65   $    48.00    $  46.65    $  41.15   $  33.69

Total Return                                     8.73%        5.56%      16.86%      24.98%     (5.33)%


Ratios/supplemental data
Net assets, end of year (000)              $1,042,174   $1,089,369    $915,742    $578,579   $469,277

Ratios to average net assets of:
  Expenses                                       1.18%        1.18%       1.20%       1.24%      1.21%
  Net investment income                          0.49%        0.82%       0.20%       0.26%      0.30%
Portfolio turnover rate                         17.53%       14.25%      10.29%       9.43%     17.51%


+Based on average shares outstanding.


Financial Highlights                                                   [LOGO]



               FAM EQUITY-INCOME FUND -- INVESTOR CLASS SHARES


                                                                     Years Ended December 31,
Per share information
(For a share outstanding throughout the year)          2006       2005         2004       2003       2002

Net asset value, beginning of year                 $  21.52   $  20.48     $  18.27   $  15.45    $ 16.05

Income from investment operations:
  Net investment income                                0.12+      0.14+        0.15+      0.12       0.12
  Net realized and unrealized
   gain (loss) on investments                          1.30       1.03         2.40       3.00      (0.48)

  Total from investment operations                     1.42       1.17         2.55       3.12      (0.36)

Less distributions:
  Dividends from net investment income                (0.16)     (0.13)       (0.15)     (0.12)     (0.12)
  Distributions from net realized gains               (1.17)        --        (0.19)     (0.18)     (0.12)

  Total distributions                                 (1.33)     (0.13)       (0.34)     (0.30)     (0.24)

Change in net asset value for the year                 0.09       1.04         2.21       2.82      (0.60)

Net asset value, end of year                       $  21.61   $  21.52     $  20.48   $  18.27    $ 15.45

Total Return                                           6.57%      5.75%       14.04%     20.30%     (2.25)%


Ratios/supplemental data
Net assets, end of year (000)                      $142,546   $177,740     $148,776   $114,194    $73,969

Ratios to average net assets of:
  Expenses, total                                      1.28%      1.26%        1.27%      1.28%      1.37%
  Net investment income                                0.55%      0.66%        0.79%      0.73%      0.84%
Portfolio turnover rate                               19.01%     14.11%       17.64%      6.46%      7.11%


+Based on average shares outstanding.


Privacy Policy                                                         [LOGO]


You have entrusted to our care not only your hard-earned money but personal and financial data as well. We understand that your relationship with us is based upon trust, and that as your financial stewards you expect us to act responsibly and in your best interests. Your personal and financial data is your private information, therefore in keeping with our responsibility to you and our own company mission, we are committed to holding ourselves to the highest ethical standards in its safekeeping and use. This notice is intended to help you understand how we fulfill this commitment.

      We do not sell client information to anyone. Your information is used by us primarily to complete transactions you request. From time to time, we may collect a variety of information about you that is either required or necessary to provide personalized financial services to you. This data includes information we receive from you on applications and forms, via telephone, and through our websites; or information about your transactions with us or our affiliates (such as purchases, sales, or account balances).

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may provide any of the information we collect to our affiliated or non-affiliated third party companies which provide marketing or administrative services on our behalf, such as printing and mailing. We may also provide this information to financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them; they are not permitted to use or share this information for any other purpose.

      We may also disclose nonpublic personal information to government agencies and regulatory organizations when required or permitted by law. To protect your personal information within our company, we maintain physical, electronic and procedural safeguards to protect your nonpublic information and access to this information is restricted to personnel necessary to service your accounts.

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                                      20

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                                      21

To Obtain Additional Information                                       [LOGO]


If you would like additional information about the Funds, would like to obtain additional copies of the Funds' Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about FAM Value Fund or FAM Equity-Income Fund, free reports on the Funds are available upon request and inquiries may be directed to:

   FAM Funds
   384 North Grand Street
   PO Box 399
   Cobleskill, NY 12043
   (800) 932-3271
   www.famfunds.com


Shareholder Reports

Each Fund's Annual Report and Semi-Annual Report contains additional information about the Fund's investments. The Fund's Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain fund performance information, financial statements and portfolio holdings information.


Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

      Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC's public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission
Washington, DC 20549-0102
(202) 551-8090 or (800) SEC-0330
www.sec.gov

Investment Company
Act File No. 811-4750

                        FAM Funds Advisor Class Shares

                                  PROSPECTUS




                     VALUE FUND [LOGO] EQUITY-INCOME FUND

                                 May 1, 2007

   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus.
          Any representation to the contrary is a criminal offense.

                              Table of Contents

Risk/Return Summary and Fund Expenses.......................................1
   Investment Objectives....................................................1
   Principal Investment Strategies..........................................1
   Principal Investment Risks...............................................1
   Who May Want to Invest?..................................................2
   Fund Performance.........................................................2
     Bar Charts.............................................................2
     Best Quarter/Worst Quarter.............................................3
     Performance Table......................................................3
   Fees and Expenses of the Funds...........................................4
     Expense Example........................................................5

Investment Objectives, Principal Investment Strategies, and Risks...........6
   Investment Objectives....................................................6
   Principal Investment Strategies..........................................6
   Principal Risks..........................................................7
   Other Investment Techniques..............................................7

Fund Management.............................................................8
   The Investment Advisor ..................................................8
   Portfolio Managers ......................................................8

Shareholder Information.....................................................9
   Pricing Fund Shares......................................................9
   Householding of Shareholder Mailings.....................................9
   Purchasing and Adding to Your Shares.....................................9
     Important Information About Procedures
      for Opening an Account...............................................10
     Account Minimums......................................................10
     Automatic Investment Plan.............................................11
     Wire Instructions.....................................................11
     IRA and Retirement Accounts...........................................12
     Purchases Through Selected Dealers....................................12
   Instructions for Redemption of Shares...................................12
     Definition of Good Order..............................................13
     Signature Guarantees..................................................13
     Systematic Withdrawal Plan............................................13
     Redemption Fee........................................................14
     Distribution and Service (12b-1 Fees).................................14
   Information on Distribution and Taxes...................................15
     Tax Information.......................................................15

Financial Highlights.......................................................17
   FAM Value Fund..........................................................18
   FAM Equity-Income Fund..................................................19

Privacy Policy.............................................................20

To Obtain Additional Information...........................................22

Risk/Return Summary and Fund Expenses                                  [LOGO]


Investment Objectives

FAM Value Fund's investment objective is to maximize long-term total return on capital.

FAM Equity-Income Fund has the investment objective of providing current income, as well as long-term capital appreciation by investing primarily (at least 80% of its total assets) in income-producing stocks that pay dividends.

This Fund distributes its income on a quarterly basis.


Principal Investment Strategies

Fenimore Asset Management, Inc., ("Fenimore") the investment adviser to each Fund employs a `value approach' in making its common stock selections. This approach is based on Fenimore's belief that at any given point in time the stock price of a company may sell below the company's `true business worth.' Factors considered in evaluating the true business worth include the company's current earnings and Fenimore's opinion as to its future earnings potential. After identifying a company whose securities are determined to have a favorable price-to-earnings relationship, Fenimore plans to invest in such securities until the `true business worth' nears the market price of the company's securities.

      Some of the securities in which the Funds invest are issued by smaller and newer companies which may not be well known to the general public or may not have strong institutional ownership or recognition. Before investing in these smaller companies (which generally have market capitalizations of between $300 million and $10 billion), Fenimore places considerable emphasis upon evaluating the company's management through personal conversations and/or meetings with company officials. Conversations and meetings of this type continue throughout Fenimore's interest in the company.

      Under normal market conditions, the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stocks.


Principal Investment Risks

The principal risks of investing in the Funds are: stock market risk, stock selection risk, and small-cap risk.

Stock market risk refers to the fact that the value of stocks fluctuate in response to the activities of individual companies and to general stock market and economic conditions. As a result, the value of your investment in either Fund will fluctuate in response to stock market conditions and you could, therefore, lose money on your investment in a Fund or your investment in a Fund could underperform other investments.

Stock selection risk refers to the fact that Fenimore utilizes a `value approach' to stock selection, as discussed above, and there is risk that the stocks selected by Fenimore may not realize their intrinsic value, or their price may go down over time.

Small-cap risk refers to the fact that Fenimore often focuses on the stocks of smaller companies for certain of each Fund's investments. The stock prices of these small-cap companies can fluctuate more than the stocks of larger companies and they may not correspond to changes in the stock market in general.

Risk/Return Summary and Fund Expenses                                  [LOGO]


Who May Want to Invest?

Consider investing in FAM Value Fund or FAM Equity-Income Fund if you:

   o are investing for long-term goals

   o want potential capital appreciation and are willing to accept higher risk associated with investing in stocks

   o want professional portfolio management

FAM Funds are not appropriate for anyone:

   o whose intention is to capitalize on short-term fluctuations, or who would sell their Fund shares due to short-term market fluctuations

   o seeking safety of principal

We discourage short-term speculators and market timers from investing in FAM Funds.

Excessive trading in and out of a fund may be harmful to existing shareholders by potentially increasing expenses as a result of disrupting portfolio management strategies. If you engage in frequent trading, your trading privileges may be suspended or terminated. As with all purchases into FAM Funds, we reserve the right to reject transactions which we deem may be harmful to existing shareholders.

As with all mutual funds, there is no guarantee that FAM Value Fund or FAM Equity-Income Fund will achieve its goals.


Fund Performance

The Performance Bar Charts below show the FAM Funds' Advisor Class shares actual performance for each calendar year since 2004. It indicates risk by illustrating how much returns can differ from one year to the next. As always, keep in mind that a Fund's past performance (before and after taxes) is no indication of what future returns will be.

FAM VALUE FUND

2004      15.9%
2005       4.6%
2006       8.0%


FAM EQUITY-INCOME FUND

2004      13.0%
2005       4.7%
2006       5.7%

Risk/Return Summary and Fund Expenses                                  [LOGO]


Best Quarter/Worst Quarter

A Fund can also experience performance swings, as shown in the following tables which show the best and worst calendar quarter returns for Advisor Class shares during the years depicted in the chart.

FAM VALUE FUND
Best Quarter:         4th Qtr. 2004       8.80%
Worst Quarter:        2nd Qtr. 2006      -6.48%

FAM EQUITY-INCOME FUND
Best Quarter:         4th Qtr. 2004       8.41%
Worst Quarter:        2nd Qtr. 2006      -7.84%


Performance Table

This table shows the risks of investing in the Funds by comparing how the Advisor Class shares' average annual returns (before and after taxes) for the periods of one year and since inception (as applicable) compare to those of the Russell 2000 Index. This index is the Funds' primary comparative index and is an unmanaged index that measures the performance of the 2,000 smallest of the 3,000 largest publicly traded companies based on total market capitalization.

                         AVERAGE ANNUAL TOTAL RETURN
                  (for the periods ending December 31, 2006)

                                FAM VALUE FUND

                                                               SINCE INCEPTION
                                                  1 YEAR            7/1/03

Return before taxes                                7.96%            11.82%
Return after taxes on distributions*               7.04%            11.20%
Return after taxes on distributions
  and sale of fund shares*                         5.91%            10.12%
Russell 2000                                      18.37%            18.89%

                            FAM EQUITY-INCOME FUND

                                                               SINCE INCEPTION
                                                  1 YEAR            7/1/03

Return before taxes                                5.73%             9.52%
Return after taxes on distributions*               4.59%             9.01%
Return after taxes on distributions
  and sale of fund shares*                         4.50%             8.04%
Russell 2000                                      18.37%            18.89%

*The after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts, or to investors who are tax exempt.

Risk/Return Summary and Fund Expenses                                  [LOGO]


Fees and Expenses of the Funds

This table describes the fees and expenses that you pay if you buy and hold Advisor Class shares of the Funds.

                               SHAREHOLDER FEES
                  (fees paid directly from your investment)

                                                                     FAM
                                           FAM VALUE FUND       EQUITY-INCOME
                                                                    FUND

Maximum sales charge (load) on purchase         none                 none
Maximum deferred sales charge (load)            none                 none
Redemption fee                                 1.00%*               1.00%*

*Advisor Class shares of the Funds that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee, with certain limited exceptions. For more information, see "Redemption Fee" on page 14. Shareholders requesting redemption proceeds to be wired will incur an $8 wire fee.

                        ANNUAL FUND OPERATING EXPENSES
                (expenses that are deducted from Fund assets)
                         Year Ended December 31, 2006

                                       FAM VALUE FUND    FAM EQUITY-INCOME FUND

Management Fees(1)                          1.00%                1.00%
Distribution and Service (12b-1) Fees       1.00%                1.00%
Other expenses(2)                           0.18%                0.28%
Acquired Fund Fees and Expenses(3)          0.20%                0.33%
Total annual fund operating expenses(4)     2.38%                2.61%

(1) FAM has entered into a voluntary agreement with FAM Value Fund and FAM Equity-Income Fund to limit the Management Fee for each of the Funds through December 31, 2007 to 0.95% of each respective Fund's average daily net assets in excess of $1 billion.

(2) FAM has entered for the current fiscal year into a contractual agreement with FAM Value Fund and FAM Equity-Income Fund to limit the total operating expenses of each Fund's Advisor Class shares, respectively, to 2.28% and 2.40% of its average daily net assets. Each of these expense limitations are reviewed and agreed upon by the board's independent trustees. These expense limitations do not limit acquired fund fees and expenses.


(3) Acquired Fund Fees and Expenses are those expenses incurred indirectly by the Funds as a result of investments in shares of one or more investment companies or pooled investment vehicles (referred to as "Acquired Funds"). The costs associated with investments in the acquired funds are not direct costs paid by Fund Shareholders. The SEC rule provisions requiring this new disclosure are applicable to investment company filings due after January 2, 2007.

(4) The total annual Fund operating expenses, when excluding the Acquired Funds Fees and Expenses, for the Value Fund and the Equity-Income Fund were 2.18% and 2.28%, respectively, as reported in the Funds' audited financial statements. Total Annual Fund Operating Expenses for the Funds will not correlate to the ratio of expenses to average net assets shown in the Funds' most recent annual report and in the financial highlights contained in this prospectus because Acquired Fund Fees and Expenses are not required to be included in the calculation of the Funds' expenses as shown in its audited financial statements.

Risk/Return Summary and Fund Expenses                                  [LOGO]

Use this table to compare fees and expenses of the Funds with those of other mutual funds. This example illustrates the amount of fees and expenses you would pay and assumes the following:

   o a $10,000 investment

   o 5% annual return

   o redemption at the end of each period

   o no change in the Fund's operating expenses


   o the Fund's operating expenses used in calculating this table include "Acquired Fund Fees and Expenses" shown on the preceding table entitled "Annual Fund Operating Expenses."


   o reinvestment of dividends and capital gains

                          EXPENSE EXAMPLE

                     1       3       5      10
                   YEAR    YEARS   YEARS   YEARS

FAM Value
 Fund              $241    $742   $1,270  $2,716
FAM Equity-
 Income Fund       $264    $811   $1,385  $2,944

Because this example is hypothetical and for comparison purposes only, your actual costs will be different.

Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Investment Objectives

FAM Value Fund seeks to maximize long-term total return on capital.

FAM Equity-Income Fund seeks to provide current income as well as long-term capital appreciation by investing primarily in income-producing equity securities. This Fund distributes its income on a quarterly basis.

The investment objective of each Fund is a fundamental policy which may not be changed without a majority vote of a Fund's shareholders.


Principal Investment Strategies

Fenimore's investment philosophy is to seek out well-managed, financially sound companies that it considers to be undervalued in the marketplace. Utilizing investment principles based on the teachings of Benjamin Graham, whose book Security Analysis provides the foundation for value investing, Fenimore is categorized as a bottom-up manager. As such, Fenimore focuses on identifying, analyzing, and selecting individual companies that meet Fenimore's long-term growth expectation.

      Under normal market conditions the FAM Funds will attempt to remain fully invested in common stocks and securities that are convertible into common stocks, such as convertible bonds and convertible preferred stock.

      For temporary defensive purposes, the Funds may invest all of their assets in fixed-income securities. Generally, the Funds only intend to invest in fixed-income securities when, in Fenimore's opinion, common stocks are too risky in relationship to their anticipated rewards and fixed-income securities are considered a good alternative. During such temporary periods the Funds might not achieve their stated investment objectives.

Investment Objectives,
Principal Investment Strategies, and Risks                             [LOGO]


Principal Risks

The principal risks of investing in the Funds are as follows:

Stock Market Risk. The value of stocks fluctuate in response to the activities of individual companies and general stock market and economic conditions. Stock prices may decline over short or extended periods of time. Stocks are more volatile and riskier than some other forms of investments, such as short-term, high grade fixed-income securities.

Stock Selection Risk. The value stocks chosen for the Funds are subject to the risk that the market may never realize their intrinsic value or their prices may go down. While the Fund's investments in value stocks may limit their downside risk over time, the Funds may produce more modest gains than riskier stock funds as a trade off for this potentially lower risk.

Small-Cap Risk. Small capitalization companies may not have the size, resources or other assets of large capitalization companies. These small capitalization companies may be subject to greater market risks and fluctuations in value than large capitalization companies and may not correspond to changes in the stock market in general.

      The value of your investment will go up and down, which means that you could lose money. You should consider an investment in the FAM Funds as a long-term investment.

An investment in FAM Funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


Other Investment Techniques

The Funds may also engage in certain investment techniques to a limited extent that are not part of their principal investment strategies. For example, each of the Funds are permitted to utilize options, futures contracts and options on futures contracts. The Funds may engage in short-sale transactions, lend portfolio securities, invest in securities which have relatively short operating histories and invest in securities of issuers that do not have quoted markets. In addition, the Funds may invest in the shares of other investment companies and the Funds may also invest in the common stocks of real estate investment trusts. However, our investment decisions will always be guided by prudent choices dictated by our thoughtful and disciplined value investing methodology. Additional information concerning these investment techniques, including their risks, are set forth in the Funds' Statement of Additional Information.

Fund Management                                                        [LOGO]


The Investment Advisor

The Investment Advisor to FAM Funds is Fenimore Asset Management, Inc., ('Fenimore'), which is a New York corporation majority-owned by Mr. Thomas O. Putnam and located at 384 N. Grand Street, Cobleskill, NY 12043. Fenimore has been continuously offering investment advisory and consulting services under contract since 1974 to individuals, pension, profit sharing, IRA and Keogh plans, corporations, and non-profit organizations generally located in a service area that includes the continental United States. Mr. Putnam, Fenimore's principal investment professional, was born in 1944. He has been actively employed as an investment advisor with Fenimore since 1974, and holds responsibilities for Fenimore's investment management and research activities. Mr. Putnam is the sole shareholder of FAM Shareholder Services, Inc., each Fund's shareholder servicing agent and Fenimore Securities, Inc., each Fund's principal underwriter.


Portfolio Managers

Mr. Putnam co-manages both FAM Value Fund and FAM Equity-Income Fund.
The co-managers share equally in the day-to-day management of each respective Fund's investment portfolio.

     John D. Fox, CFA, serves as co-manager of FAM Value Fund with Mr. Putnam. Mr. Fox is employed by Fenimore as Investment Research Analyst and has been actively involved in research activities since he joined the firm in 1996.

     Paul C. Hogan, CFA, serves as co-manager of FAM Equity-Income Fund with Mr. Putnam. He is also employed by Fenimore as Investment Research Analyst. He has been actively involved in investment research activities since 1991.

      Additional information about the portfolio managers' compensation arrangements, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities of the Funds is available in the Funds' Statement of Additional Information.

     Fenimore employs a staff of experienced investment professionals to manage assets for other corporate and individual clients.

      As principal officer of Fenimore, Mr. Putnam serves as President and as a member of the Board of Trustees of Fenimore Asset Management Trust. Under the terms of the investment advisory contract, Fenimore receives a monthly fee from each Fund equal to 1% per annum of the average daily market value of its net assets. A discussion regarding the basis for the Trustees' approval of the investment advisory contract is available in the Funds' Annual Report to Shareholders dated December 31, 2006.

     FAM Funds, the Advisor and Fenimore Securities, Inc. have jointly adopted a Code of Ethics which places certain express restrictions on the personal trading practices of personnel of both the Funds and Fenimore. This Code of Ethics complies in all material respects with the recommendations set forth in the 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute. In addition, FAM Funds and Fenimore have developed procedures that provide for the administration and enforcement of the Code through the continuous monitoring of personal trading practices.

Shareholder Information                                                [LOGO]


Pricing Fund Shares

The share price (also called "Net Asset Value" or NAV per share) is calculated each day at the close of regular trading on the New York Stock Exchange and on such days as there is sufficient trading in a Fund's portfolio of securities. The New York Stock Exchange is closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Securities in each Fund's portfolio will ordinarily be valued based upon market quotes. If market quotations are not available, securities or other assets will be valued by a method which the Board of Trustees believes most accurately reflects fair value. To calculate the NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding.


Householding of Shareholder Mailings

To reduce the volume of mail you receive, each Fund will send a single copy of most financial reports, prospectuses, and regular communications to a shareholder with multiple accounts (single, retirement, joint, etc.) if such accounts have the same address and the Fund reasonably believes that the shareholders are members of the same family. You may request that additional copies be sent by notifying the Funds.


Purchasing and Adding to Your Shares

To establish an account, complete and sign the appropriate application and mail it, along with your check to FAM Funds, PO Box 399, Cobleskill, NY 12043. Checks should be made payable to the appropriate fund. FAM does not accept third party checks. Please be sure to provide your Social Security or taxpayer identification number. Cash will not be accepted. Any applications received not following the above guidelines will be returned.

      The date on which your purchase is credited is your trade date. For purchases made by check or Federal Funds wire and received by the close of regular trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) the trade date is the date of receipt. For purchases received after the close of regular trading on the Exchange the trade date is the next business day. Shares are purchased at the Net Asset Value (NAV) determined on your trade date.

      FAM reserves the right to reject purchase applications or to terminate the offering of shares made by this Prospectus if, in the opinion of the Board of Trustees, such termination and/or rejection would be in the best interest of existing shareholders. In the event that your check does not clear, your order(s) will be canceled and you may be liable for losses or fees incurred, or both. FAM has a policy of waiving the minimum initial investment for Fund trustees, and employees and affiliated persons (including family members) of FAM.

      All applications to purchase Fund shares are subject to acceptance by FAM and are not binding until so accepted. FAM does not accept telephone orders for the purchase of shares, and it reserves the right to reject applications in whole or in part.

Shareholder Information                                                [LOGO]


Important Information About Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including the Funds, to obtain, verify and record information that identifies each person who opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

      What this means for you: the Funds must obtain the following information for each person who opens an account: (1) Name; (2) Date of birth (for individuals); (3) Physical residential address (although post office boxes are still permitted for mailing); and (4) Social Security Number, Taxpayer Identification Number or other identifying number.

      You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. Additional information may be required to open accounts for corporations and other nonnatural persons.

Federal law prohibits the Funds and other financial institutions from opening accounts unless the minimum identifying information listed above is received. The Funds may also be required to close your account if we are unable to verify your identity.


Account Minimums

To begin an investment in FAM Funds the following minimum initial investments must be met. All subsequent investments to an existing account require a minimum of $50.

                         MINIMUM INITIAL INVESTMENTS

                                                                      FAM
                                              FAM VALUE FUND*    EQUITY-INCOME
                                                                     FUND*

To open a new account                              $500            $2,000
To open a new retirement account
 IRA, Roth IRA, SEP, SIMPLE Plan,
 Coverdell Education IRA, or 403(b)(7)             $100              $500
To open a Uniform Transfer to Minors (UTMA)
 or Uniform Gift to Minors (UGMA) account          $500            $2,000
To open a new account through our
 Automatic Investment Program*                     $500            $2,000

*FAM's Automatic Investment Plan requires the systematic addition of at least $50 per month, as described below.

Shareholder Information                                                [LOGO]


Automatic Investment Plan

FAM Funds offer an Automatic Investment Plan whereby authorization is granted and instructions are provided to charge the regular bank checking account of a shareholder on a regular basis to provide systematic additions to the shareholder's account. The bank at which the shareholder checking account is maintained must be a member of the Automated Clearing House (ACH). While there is no charge to shareholders for this service, a charge of $10.00 may be deducted from a shareholder's Fund account in case of returned items.
NOTE: Individual Retirement Account ("IRA") contributions made through the Automatic Investment Plan are assumed to be current year contributions. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder or the fund.


Wire Instructions

If you wish to wire funds to establish a new account, please use the following instructions. Investors establishing new accounts by wire should first forward their completed Account Application to FAM Funds stating that the account will be established by wire transfer and the expected date and amount of the transfer. Further information regarding wire transfers is available by calling (800) 932-3271. FAM must have receipt of a wire transfer no later than 4:00 P.M. Eastern Time in order for the purchase to be made that same business day.


WIRE INSTRUCTIONS

VALUE FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 000 6565
FAM Value Fund
Fund Investment for:
(Name and/or Account Number)

EQUITY-INCOME FUND
Key Bank of New York
ABA #021300077
For further credit to acct. #32531 001 8610
FAM Equity-Income Fund
Fund Investment for:
(Name and/or Account Number)

If you wish to wire funds to an existing account, please use the same instructions listed above.

Shareholder Information                                                [LOGO]


IRA and Retirement Accounts

An individual having earned income and her or his spouse may each have one or more Individual Retirement Accounts, or "IRAs", the number and amounts limited only by the maximum allowed contribution per year. Existing IRA accounts may be rolled over or transferred at any time into a new IRA account, which may be invested in Fund shares. U.S. Bank, is empowered and agrees to act as custodian of shares purchased. Monies deposited into an IRA account may be invested in shares of one of the Funds upon the filing of the appropriate forms. Forms establishing IRAs, Roth IRAs, Coverdell Education IRAs, SEP-IRAs, SIMPLE Plans, 403(b)(7) Plans and Individual (k) Plans are available by calling FAM Funds at (800) 932-3271. There is no annual maintenance fee. Investors are urged to consult with a tax advisor in connection with the establishment of retirement plans.

      Monies or deposits into other types of retirement plans and/or Keogh accounts may also be invested in FAM Fund shares. However, the qualification and certification of such plans must first be prearranged by the investor's own tax specialists who would assist and oversee all plan compliance requirements. Although FAM endeavors to provide assistance to those investors interested in such plans, it neither offers nor possesses the necessary professional skills or knowledge regarding the establishment or compliance maintenance of retirement plans. Therefore, it is recommended that professional counsel be retained by the investor before investing such monies in shares of FAM Funds.

     No signature guarantee is required if a shareholder elects to transfer an IRA, Roth IRA, Coverdell Education IRA, SEP-IRA, SIMPLE Plan, 403(b)(7) Plan or Individual (k) Plan to another custodian or in the event of a mandatory distribution.


Purchases Through Selected Dealers

Certain Selected Dealers may effect transactions of the FAM Funds. FAM may accept orders from broker-dealers who have been previously approved by the Funds. It is the responsibility of such broker-dealers to promptly forward purchase or redemption orders to the Funds. If the broker-dealer submits trades to the Funds, the Funds will use the time of day when such entity or its designee accepts the order to determine the time of purchase or redemption and will process the order at the next closing price computed after acceptance. Broker-dealers may charge the investor a transaction-based fee for their services at either the time of purchase or the time of redemption. Such charges may vary amongst broker-dealers but in all cases will be retained by the broker-dealer and not remitted to FAM or the Advisor. The Advisor may make payments to such companies out of its own resources to compensate these companies for certain administrative services provided in connection with the Funds. Shareholders who wish to transact through a broker-dealer should contact FAM at (800) 932-3271 for further information.


Instructions for Redemption of Shares

Shareholders wishing to redeem shares may tender them to FAM any business day by executing a written request for redemption, in good order as described below, and delivering the request by mail, fax or by hand to the Funds, 384 North Grand Street, PO Box 399, Cobleskill, NY 12043. FAM offers no telephone redemptions.

Shareholder Information                                                [LOGO]


Definition of Good Order

Good order means that the written redemption request must include the following:

   1. The Fund account number, name, and Social Security or Tax I.D. number.

   2. The amount of the transaction (specified in dollars or shares).

   3. Signatures of all owners exactly as they are registered on the account.

   4. Signature guarantees are required if the value of shares being redeemed exceeds $25,000; or if payment is to be sent to an address other than the address of record; or if payment is to be made payable to a payee other than the shareholder; or if there has been an address change in the last 30 days.

   5. Certificates, if any are held, signed and containing a proper signature guarantee.

   6. Other supporting legal documentation that might be required, in the case of retirement plans, corporations, trusts, estates and certain other accounts.

      Shareholders requesting redemption proceeds to be wired from FAM will incur a $8 wire fee.

      Shareholders may sell all or any portion of their shares on any such business day that NAV is calculated. Such shares will be redeemed by FAM at the next such calculation after such redemption request is received in good order. When a redemption occurs shortly after a recent purchase made by check, FAM Funds may hold the redemption proceeds beyond 7 days but only until the purchase check clears, which may take up to 15 days. If you anticipate redemptions soon after you purchase your shares, you are advised to wire funds to avoid delay.

      FAM reserves the right, however, to withhold payment up to seven (7) days if necessary to protect the interests and assets of the Funds and their shareholders. In the event the New York Stock Exchange is closed for any reason other than normal weekend or holiday closing or if trading on that exchange is restricted for any reason, or in the event of any emergency circumstances as determined by the Securities and Exchange Commission, the Board of Trustees shall have the authority and may suspend redemptions or postpone payment dates accordingly.

      Redemption of shares may result in the shareholder realizing a taxable capital gain or loss.


Signature Guarantees

For our mutual protection, signature guarantees may be required on certain written transaction requests. A signature guarantee verifies the authenticity of your signature and may be obtained from "eligible guarantor institutions."

      Eligible guarantor institutions include (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; (3) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (4) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program.

Shareholder Information                                                [LOGO]


A signature guarantee cannot be provided by a notary public.

Signature guarantees will be required under the following circumstances:

1. Redemption of Shares IF:

   o the value of shares being redeemed exceeds $25,000

   o payment is requested payable to a payee other than the shareholder of record

   o payment is to be sent to an address other than the address of record

   o an address change accompanies the redemption request or there has been a change of address on the account during the last 30 days

   o the shares are represented by a negotiable stock certificate

2. Transferring of Ownership and/or Account Name Changes


Systematic Withdrawal Plan

For your convenience you may elect to have automatic periodic redemptions from your account. Shareholders who wish to participate in the systematic withdrawal plan must complete the appropriate form and return to FAM 30 days prior to the first scheduled redemption.


Redemption Fee

Advisor Class shares of the Funds that are redeemed within the first eighteen months of purchase are subject to a 1.00% redemption fee. The redemption fee is payable directly to the applicable Fund and it is intended to help offset the additional transaction costs of short-term investments. The redemption fee may be waived in the following cases: (1) for shares acquired through reinvestment or exchange into another FAM Fund; (2) for required minimum distributions from retirement accounts upon reaching age 701/2; (3) for returns of excess contributions to retirement accounts, and (4) upon the death or disability of the shareholder or plan participant.


Distribution and Service (12b-1 Fees)

The Funds have adopted a Service and Distribution Plan for the Advisor Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Each Fund may make payments under the Plan for the purpose of financing any activity primarily intended to result in the sale of Advisor Class shares. 12b-1 fees compensate Fenimore Securities, Inc. (the "Distributor") and other dealers and investment representatives for services and expenses relating to the sale and distribution of a Fund's Advisor Class shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum amount that a Fund may pay in distribution fees under its 12b-1 plan for Advisor Class shares is 0.75% of its average daily net assets. A Fund may also pay up to 0.25% of its average daily net assets for shareholder servicing. The Distributor and the Advisor, at their expense, may provide compensation to dealers in connection with sales of shares of a Fund.

Shareholder Information                                                [LOGO]


Information on Distributions and Taxes

All net investment income and net realized capital gains generated as a result of portfolio management activities are distributed to shareholders.

      A capital gain or loss is the difference between the purchase and sale price of a security. If a Fund has net capital gains for the year they are usually declared and paid in December to shareholders of record in the month of December.

      Dividend and capital gain distributions are reinvested in additional Fund shares in your account, unless you select another option on your account application form. Investors who want dividend and/or capital gains distributions sent to them in cash rather than invested in additional shares must arrange this by making a request to FAM. The request must be in written form acceptable to FAM. Unless investors request cash distributions in writing at least 7 business days prior to the distribution, or on the Account Application, all dividends and other distributions will be reinvested automatically in additional shares of the funds. Capital gains, if any, will be distributed in December.

      The value of your shares will be reduced by the amount of dividends and/or capital gains. If you purchase shares shortly before the record date for a dividend or the distribution of capital gains, you will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution.


Tax Information

Currently effective tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on distributions of capital gains and of certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers. Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends. A shareholder will also have to satisfy a more than 60 day holding period for the Fund shares with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer. Distributions designated by a Fund as long-term capital distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares. An exchange of Fund shares for shares of another fund is considered a sale, and gains from any sale or exchange may be subject to federal and state taxes. Dividends generally are taxable in the year in which they are accrued, even if they appear on your account statement the following year. Dividends and distributions are treated the same for federal tax purposes, whether you receive them in cash or in additional shares of the Fund. Depending on your residence for tax purposes, distributions may also be subject to state and local taxes.

      If you hold shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts you hold in a tax-deferred account will generally be subject to tax only when they are distributed from the account.

Shareholder Information                                              [LOGO]



      The Funds are required to withhold 28% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Funds with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct tax identification number (Social Security Number for most investors) on your account application.

      This tax discussion is meant only as a general summary. Because everyone's tax situation is unique, you should consult your tax professional about particular consequences to you of investing in the Funds.


Frequent Trading Policy. The Funds are intended for long-term investors and not for those who wish to trade frequently in Fund shares. Frequent trading into and out of a Fund can have adverse consequences for that Fund and for long-term shareholders in the Fund. The Trust believes that frequent or excessive short-term trading activity by shareholders of a Fund may be detrimental to long-term shareholders because those activities may, among other things: (a) dilute the value of shares held by long-term shareholders;
(b) cause the Funds to maintain larger cash positions than would otherwise be necessary; (c) increase brokerage commissions and related costs and expenses, and (d) incur additional tax liability. The Trust therefore discourages frequent purchase and redemptions by shareholders and it does not make any effort to accommodate this practice. To protect against such activity, the Board of Trustees has adopted policies and procedures that are intended to permit the Funds to curtail frequent or excessive short-term trading by shareholders. At the present time the Trust does not impose limits on the frequency of purchases and redemptions, nor does it limit the number of exchanges into any of the Funds. The Trust reserves the right, however, to impose certain limitations at any time with respect to trading in shares of the Funds, including suspending or terminating trading privileges in Fund shares, for any investor whom it believes has a history of abusive trading or whose trading, in the judgment of the Trust, has been or may be disruptive to the Funds. The Funds' ability to detect and prevent any abusive or excessive short-term trading may be limited to the extent such trading involves Fund shares held through omnibus accounts of a financial intermediary.


Disclosure of Fund Portfolio Holdings. On a quarterly basis, the Funds disclose on their website, www.famfunds.com, each Fund's entire portfolio holdings and certain additional information regarding their portfolios (e.g., top-10 holdings, asset allocation, sector breakdown). The information will generally be available no earlier than the 10th business day following the quarter-end and shall remain on the website until the next quarter's information is made publicly available. A complete list of each Fund's portfolio holdings is also publicly available on a quarterly basis through filings made with the SEC on Forms N-CSR and N-Q. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is provided in the Statement of Additional Information
(SAI).

Financial Highlights                                                   [LOGO]


The financial highlights provide information about each Fund's financial history and are expressed in one share outstanding throughout each fiscal year. Each table is part of the Fund's financial statements which are included in its annual report and are incorporated herein by reference from the Statement of Additional Information, which is available upon request. The total returns in the table represent the rate that an Advisor Class shareholder would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and capital gains. This information has been audited by PricewaterhouseCoopers LLP, the Funds' independent registered public accounting firm, whose report on the Funds' financial statements is included in the Funds' annual report which is available upon request.

Financial Highlights                                                   [LOGO]


                    FAM VALUE FUND -- ADVISOR CLASS SHARES


                                                                                    Period Ended
                                                       Years Ended December 31,     December 31,

Per share information
(For a share outstanding throughout the year)        2006       2005         2004       2003+

Net asset value, beginning of year                 $47.37     $46.11       $40.96     $37.10

Income from investment operations:
  Net investment income (loss)                      (0.25)++   (0.09)++     (0.35)++    0.00
  Net realized and unrealized gain on investments    4.03       2.22         6.86       4.82

  Total from investment operations                   3.78       2.13         6.51       4.82

Less distributions:
  Dividends from net investment income                 --         --          --       (0.09)
  Distributions from net realized gains             (2.24)     (0.87)       (1.36)     (0.87)

  Total distributions                               (2.24)     (0.87)       (1.36)     (0.96)

Change in net asset value for the year               1.54       1.26         5.15       3.86

Net asset value, end of year                       $48.91     $47.37       $46.11     $40.96

Total Return                                         7.96%      4.62%       15.91%     12.99%**


Ratios/supplemental data
Net assets, end of year (000)                      $8,494     $7,992       $5,479     $1,562

Ratios to average net assets of:
  Expenses                                           2.18%      2.18%        2.20%      2.25%*
  Net investment income (loss)                      (0.51)%    (0.19)%      (0.80)%    (0.02)%*
Portfolio turnover rate                             17.53%     14.25%       10.29%      9.43%


 +Beginning of period reflects Advisor Class Shares inception date of 7/1/03.

++Based on average shares outstanding.

 *Annualized.

**Not Annualized.


Financial Highlights                                                   [LOGO]


                FAM EQUITY-INCOME FUND -- ADVISOR CLASS SHARES


                                                                                    Period Ended
                                                       Years Ended December 31,     December 31,

Per share information
(For a share outstanding throughout the year)        2006       2005         2004       2003+

Net asset value, beginning of year                 $21.33     $20.36       $18.18     $16.77

Income from investment operations:
  Net investment income (loss)                      (0.10)++   (0.07)++     (0.04)++    0.10
  Net realized and unrealized gain on investments    1.33       1.04         2.41       1.54

  Total from investment operations                   1.23       0.97         2.37       1.64

Less distributions:
  Dividends from net investment income                 --         --           --      (0.05)
  Distributions from net realized gains             (1.17)        --        (0.19)     (0.18)

  Total distributions                               (1.17)        --        (0.19)     (0.23)

Change in net asset value for the year               0.06       0.97         2.18       1.41

Net asset value, end of year                       $21.39     $21.33       $20.36     $18.18

Total Return                                         5.73%      4.76%       13.05%      9.83%**


Ratios/supplemental data
Net assets, end of year (000)                      $3,921     $4,400       $3,017     $1,291

Ratios to average net assets of:
  Expenses                                           2.28%      2.26%        2.27%      2.28%*
  Net investment income (loss)                      (0.45)%    (0.34)%      (0.21)%     1.10%*
Portfolio turnover rate                             19.01%     14.11%       17.64%      6.46%


 +Beginning of period reflects Advisor Class Shares inception date of 7/1/03.

++Based on average shares outstanding.

 *Annualized.

**Not Annualized.

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

Privacy Policy                                                         [LOGO]


You have entrusted to our care not only your hard-earned money but personal and financial data as well. We understand that your relationship with us is based upon trust, and that as your financial stewards you expect us to act responsibly and in your best interests. Your personal and financial data is your private information, therefore in keeping with our responsibility to you and our own company mission, we are committed to holding ourselves to the highest ethical standards in its safekeeping and use. This notice is intended to help you understand how we fulfill this commitment.

      We do not sell client information to anyone. Your information is used by us primarily to complete transactions you request. From time to time, we may collect a variety of information about you that is either required or necessary to provide personalized financial services to you. This data includes information we receive from you on applications and forms, via telephone, and through our websites; or information about your transactions with us or our affiliates (such as purchases, sales, or account balances).

      We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may provide any of the information we collect to our affiliated or non-affiliated third party companies which provide marketing or administrative services on our behalf, such as printing and mailing. We may also provide this information to financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them; they are not permitted to use or share this information for any other purpose.

      We may also disclose nonpublic personal information to government agencies and regulatory organizations when required or permitted by law. To protect your personal information within our company, we maintain physical, electronic and procedural safeguards to protect your nonpublic information and access to this information is restricted to personnel necessary to service your accounts.


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

To Obtain Additional Information                                       [LOGO]


If you would like additional information about the Funds, would like to obtain additional copies of the Funds' Annual or Semi-Annual Reports or SAI, which are available without charge, or would like to make inquiries about FAM
Value Fund or FAM Equity-Income Fund, free reports on the Funds are available upon request and inquiries may be directed to:

   FAM Funds
   384 North Grand Street
   PO Box 399
   Cobleskill, NY 12043
   (800) 932-3271
   www.famfunds.com


Shareholder Reports

Each Fund's Annual Report and Semi-Annual Report contains additional information about the Fund's investments. The Fund's Annual Report contains a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund during the last fiscal year. Both the Annual Report and the Semi-Annual Report also contain fund performance information, financial statements and portfolio holdings information.


Statement of Additional Information

The SAI contains more comprehensive information on the Funds. The SAI is incorporated by reference into this prospectus which makes it legally part of this prospectus.

      Information about the Funds, including the SAI, may also be obtained from the Securities and Exchange Commission for the cost of a duplicating fee. These documents are also available to view at the SEC's public reference room in Washington, DC or by electronic request by e-mailing the SEC at the following address: publicinfo@sec.gov.

Securities and Exchange Commission
Washington, DC 20549-0102
(202) 551-8090 or (800) SEC-0330
www.sec.gov

Investment Company
Act File No. 811-4750


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